SUBSEQUENT EVENTS	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, except as set forth below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.
Business Combination Agreement and PIPE Financing
On April 15, 2021, the Company entered into a business combination agreement with Surrozen, Inc. (“Surrozen”), pursuant to which a wholly-owned subsidiary of the Company will merge with and into Surrozen, with Surrozen surviving as a wholly-owned subsidiary of the Company and the Company will redomicile as a Delaware corporation. In accordance with the terms and subject to the conditions of the Business Combination Agreement, each share and equity award (whether vested or unvested) of Surrozen outstanding as of closing will be exchanged for shares of the Company’s common stock or comparable equity awards that are settled or are exercisable for shares of the Company’s common stock, as applicable, based on an implied Surrozen equity value of $200,000,000 and a $10.00 per share value of the Company’s Common Stock. In connection with the foregoing and concurrently with the execution of the Business Combination Agreement, the Company entered into Subscription Agreements with certain investors (the “Subscription Agreements” and such investors, the “PIPE Investors”), pursuant to which the PIPE Investors have agreed to subscribe for and purchase, and the Company has agreed to issue and sell to the PIPE Investors, an aggregate of 12,020,000 units, each consisting of one share of the Company’s common stock and one-third
of one redeemable warrant for one share of the Company’s common stock (the “PIPE Warrants”), for a purchase price of $10.00 per unit (the “PIPE Units”), for aggregate gross proceeds of $120,200,000 (the “PIPE Financing”). Each whole PIPE Warrant entitles the holder thereof to purchase one share of the Company’s common stock at a price of $11.50 per share, subject to adjustment as described in the form of warrant agreement attached to the form of Subscription Agreement, and only whole PIPE Warrants will be exercisable. The PIPE Warrants have substantially the same provisions as the public warrants issued in connection with the Company’s initial public offering. The securities to be issued pursuant to the Subscription Agreements have not been registered under the Securities Act of 1933, as amended (the “Securities Act”) in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act.

NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, except as noted in footnote 2 and as set forth below
, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Business Combination Agreement and PIPE Financing
On April 15, 2021, the Company entered into a business combination agreement with Surrozen, Inc. (“Surrozen”), pursuant to which a wholly-owned subsidiary of the Company will merge with and into Surrozen, with Surrozen surviving as a wholly-owned subsidiary of the Company and the Company will redomicile as a Delaware corporation. In accordance with the terms and subject to the conditions of the Business Combination Agreement, each share and equity award (whether vested or unvested) of Surrozen outstanding as of closing will be exchanged for shares of the Company’s common stock or comparable equity awards that are settled or are exercisable for shares of the Company’s common stock, as applicable, based on an implied Surrozen equity value of $200,000,000 and a $10.00 per share value of the Company’s Common Stock. In connection with the foregoing and concurrently with the execution of the Business Combination Agreement, the Company entered into Subscription Agreements with certain investors (the “Subscription Agreements” and such investors, the “PIPE Investors”), pursuant to which the PIPE Investors have agreed to subscribe for and purchase, and the Company has agreed to issue and sell to the PIPE Investors, an aggregate of 12,020,000 units, each consisting of one share of the Company’s common stock and one-third of one redeemable warrant for one share of the Company’s common stock (the “PIPE Warrants”), for a purchase price of $10.00 per unit (the “PIPE Units”), for aggregate gross proceeds of $120,200,000 (the “PIPE Financing”). Each whole PIPE Warrant entitles the holder thereof to purchase one share of the Company’s common stock at a price of $11.50 per share, subject to adjustment as described in the form of warrant agreement attached to the form of Subscription Agreement, and only whole PIPE Warrants will be exercisable. The PIPE Warrants have substantially the same provisions as the public warrants issued in connection with the Company’s initial public offering. The securities to be issued pursuant to the Subscription Agreements have not been registered under the Securities Act of 1933, as amended (the “Securities Act”) in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act.
(As of May 14, 2021)